UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04010

OCM Mutual Fund
2600 Kitty Hawk Road
Suite 119
Livermore, CA 94551

Name and address of agent for service:

Gregory Orrell
Orrell Capital Management, Inc.
2600 Kitty Hawk Road
Suite 119
Livermore, CA 94551

Registrant’s telephone number: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Item 1.  Schedule of Investments

OCM Gold Fund
Schedule of Investments
As of August 31, 2015
(Unaudited)

Shares			Value
	COMMON STOCKS	87.8%
	Major Gold Producers	35.1%
127,250	Agnico-Eagle Mines Ltd.		$3,115,080
225,000	AngloGold Ashanti Ltd. ADR*		1,827,000
400,000	Gold Fields Ltd. ADR		1,292,000
430,000	Goldcorp, Inc.		5,959,800
358,200	Kinross Gold Corp.*		641,178
100,000	Newmont Mining Corp.		1,707,000
249,750	Sibanye Gold Ltd. ADR		1,188,810
250,000	Yamana Gold, Inc.		470,000
			16,200,868

	Intermediate/Mid-Tier Gold Producers	23.8%
76,189	AuRico Metals, Inc.*		44,013
500,000	B2Gold Corp.*		585,284
150,000	Centerra Gold, Inc.		758,209
360,833	Eldorado Gold Corp.		1,082,499
1,200,000	Endeavour Mining Corp.*		519,915
120,000	Randgold Resources Ltd. ADR		7,234,800
113,500	Silver Standard Resources, Inc.*		732,075
			10,956,795

	Junior Gold Producers	7.5%
173,268	Alamos Gold, Inc.		710,398
462,400	Argonaut Gold Ltd.*		467,461
177,600	Dundee Precious Metals, Inc.*		309,140
100,000	Klondex Mines Ltd.*		266,038
1,100,000	Mandalay Resources Corp.		693,980
1,000,000	Perseus Mining Ltd.*		288,842
1,000,000	Wesdome Gold Mines Ltd.*		722,104
			3,457,963

	Exploration and Development Companies	4.0%
500,000	Amarillo Gold Corp.*		51,308
138,500	Asanko Gold, Inc.*		228,525
73,000	Avala Resources Ltd.*		1,387
125,000	MAG Silver Corp.*		919,733
100,000	Premier Gold Mines Ltd.*		181,666
500,000	Roxgold, Inc.*		258,437
5,780,040	Sutter Gold Mining, Inc.*		219,673
			1,860,729

	Primary Silver Producers	8.8%
200,000	Fortuna Silver Mines, Inc.*		486,470
210,000	Silver Wheaton Corp.		2,574,719

100,000	Tahoe Resources, Inc.		$836,120
20,000	Tahoe Resources, Inc.^		167,400
			4,064,709

	Other	8.6%
14,800	Franco-Nevada Corp.		641,228
10,200	Franco-Nevada Corp.^		442,272
60,000	Royal Gold, Inc.		2,887,200
			3,970,700

	Total Common Stocks (Cost $28,589,185)		40,511,764

	EXCHANGE TRADED FUND	7.3%
31,000	SPDR Gold Trust*		3,373,420

	Total Exchange Traded Fund (Cost $1,370,510)		3,373,420

	SHORT-TERM INVESTMENT	4.9%
2,264,940	UMB Money Market Fiduciary, 0.01%		2,264,940

	Total Short-Term Investment (Cost $2,264,940)		2,264,940

	Total Investments (Cost $32,224,635)	100.0%	46,150,124
	Liabilities less Other Assets	0.0%	(14,447)
	TOTAL NET ASSETS	100.0%	$46,135,677

ADR – American Depository Receipt.

CAD – Canadian Dollars.

*	Non-income producing security.

^	Denoted investment is a Canadian security traded on U.S. stock exchange.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent of Investment Securities
Australia	$288,842	0.6%
Canada	23,566,197	51.1
Cayman Islands	519,915	1.1
Jersey	7,234,800	15.7
South Africa	4,307,810	9.3
United States[1]	10,232,560	22.2

Total	$46,150,124	100.0%

[1]	Includes short-term investments.

See Notes to Schedule of Investments.

Note 1. Organization

OCM Mutual Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the “Fund”). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – Portfolio securities that are listed on national securities exchanges, other than the NASDAQ Stock Market LLC, are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Select Market, Global Market and Capital Market securities are valued at the NASDAQ Official Closing Price (“NOCP”). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Trust’s Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund’s assets:

Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Major Gold Producers	$16,200,868	$-	$-	$16,200,868
Intermediate/Mid-Tier Gold Producers	10,956,795	-	-	10,956,795
Junior Gold Producers	3,457,963	-	-	3,457,963
Exploration and Development Companies	1,860,729	-	-	1,860,729
Primary Silver Producers	4,064,709	-	-	4,064,709
Other	3,970,700	-	-	3,970,700
Exchange Traded Fund	3,373,420	-	-	3,373,420
Short-Term Investment	2,264,940			2,264,940
Total	$46,150,124	$-	$-	$46,150,124

There were no Level 2 or Level 3 securities as of August 31, 2015. The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers at period end.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Federal Income Taxes – The Fund complies with and intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders to relieve it from all or substantially all federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding on the applicable county’s tax rules and rate.

Accounting for Uncertainty in Income Taxes (“Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations. As of August 31, 2015, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscal years 2012-2015 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended August 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3. Federal Income Tax Information

At August 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$33,351,271
Unrealized appreciation	$20,242,369
Unrealized depreciation	(7,443,516)
Net unrealized appreciation on investments	$12,798,853

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies (“PFICs”).

Item 2.  Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:	/s/ Gregory M. Orrell
Gregory M. Orrell
President and Treasurer

Date:	October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory M. Orrell
Gregory M. Orrell
President and Treasurer

Date:	October 22, 2015